Revenue and Segment Information - Revenue and Segment Results by Operating and Reportable Segments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of operating segments [line items]
Revenue	¥ 2,493,218	$ 358,128	¥ 3,149,614	¥ 2,830,987
- Additional depreciation of property, plant and equipment	(136,572)	(19,617)	(146,075)	(147,959)
- Additional amortization of prepaid lease payments	0	0	(9,425)	(9,425)
Gross profit	227,800	32,721	369,846	381,588
Other income, gains and losses	17,320	2,488	16,089	21,171
Net exchange (loss) gain	494	71	1,250	3,521
Selling and distribution costs	(155,308)	(22,309)	(174,774)	(173,800)
Research and development expenses	(56,841)	(8,165)	(51,760)	(57,419)
Administrative expenses	(121,647)	(17,473)	(144,454)	(130,203)
Finance costs	(24,435)	(3,510)	(23,210)	(21,375)
Profit (loss) before taxation	(112,617)	(16,177)	(7,013)	16,441
Income tax expense	7,747	1,113	(969)	(7,389)
Profit (loss) for the year	(104,870)	(15,064)	(7,982)	9,052
PRC OEM sales [member]
Disclosure of operating segments [line items]
Revenue	1,302,273		1,758,057	1,533,044
Gross profit	120,198		228,822	210,601
PRC aftermarket sales [member]
Disclosure of operating segments [line items]
Revenue	903,548		1,002,519	909,929
Gross profit	74,936		119,556	136,707
International sales [member]
Disclosure of operating segments [line items]
Revenue	287,397		389,038	388,014
Gross profit	32,666		21,468	34,280
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,496,714	358,631	3,151,580	2,830,529
Gross profit	238,085	34,199	378,360	385,851
Operating segments [member] | PRC OEM sales [member]
Disclosure of operating segments [line items]
Revenue	1,302,273		1,758,057	1,533,044
Gross profit	124,321		232,992	213,091
Operating segments [member] | PRC aftermarket sales [member]
Disclosure of operating segments [line items]
Revenue	910,212		1,008,824	914,303
Gross profit	83,640		127,540	142,612
Operating segments [member] | International sales [member]
Disclosure of operating segments [line items]
Revenue	284,229		384,699	383,182
Gross profit	30,124		17,828	30,148
Gross up adjustment to reverse net off of selling expense [member]
Disclosure of operating segments [line items]
Revenue	3,168	455	4,339	4,832
Gross profit	3,168	456	4,339	4,832
Gross up adjustment to reverse net off of selling expense [member] | PRC OEM sales [member]
Disclosure of operating segments [line items]
Revenue	0
Gross profit	0
Gross up adjustment to reverse net off of selling expense [member] | PRC aftermarket sales [member]
Disclosure of operating segments [line items]
Revenue	0
Gross profit	0
Gross up adjustment to reverse net off of selling expense [member] | International sales [member]
Disclosure of operating segments [line items]
Revenue	3,168		4,339	4,832
Gross profit	3,168		4,339	4,832
Provision of sales rebates and discount [member]
Disclosure of operating segments [line items]
Revenue	(6,664)	(958)	(6,305)	(4,374)
Gross profit	(6,664)	(958)	(6,305)	(4,374)
Provision of sales rebates and discount [member] | PRC OEM sales [member]
Disclosure of operating segments [line items]
Revenue	0
Gross profit	0
Provision of sales rebates and discount [member] | PRC aftermarket sales [member]
Disclosure of operating segments [line items]
Revenue	(6,664)		(6,305)	(4,374)
Gross profit	(6,664)		(6,305)	(4,374)
Provision of sales rebates and discount [member] | International sales [member]
Disclosure of operating segments [line items]
Revenue	0
Gross profit	0
Unrealized profits [member]
Disclosure of operating segments [line items]
Gross profit	(6)	(1)	(113)	1,071
Unrealized profits [member] | PRC OEM sales [member]
Disclosure of operating segments [line items]
Gross profit	(6)		(113)	1,071
Unrealized profits [member] | PRC aftermarket sales [member]
Disclosure of operating segments [line items]
Gross profit	0
Unrealized profits [member] | International sales [member]
Disclosure of operating segments [line items]
Gross profit	0
Fair value adjustments arose from acquisition of subsidiaries [member]
Disclosure of operating segments [line items]
- Additional depreciation of property, plant and equipment	(1,257)		(1,258)	(1,258)
- Additional amortization of prepaid lease payments	(1,605)	(231)	(1,605)	(1,605)
- Amortization of capitalized general borrowing cost of qualifying assets	(3,921)	(563)	(3,572)	(2,929)
Gross profit | $		$ (181)
Fair value adjustments arose from acquisition of subsidiaries [member] | PRC OEM sales [member]
Disclosure of operating segments [line items]
- Additional depreciation of property, plant and equipment	(763)		(793)	(773)
- Additional amortization of prepaid lease payments	(974)		(1,012)	(987)
- Amortization of capitalized general borrowing cost of qualifying assets	(2,380)		(2,252)	(1,801)
Fair value adjustments arose from acquisition of subsidiaries [member] | PRC aftermarket sales [member]
Disclosure of operating segments [line items]
- Additional depreciation of property, plant and equipment	(378)		(328)	(333)
- Additional amortization of prepaid lease payments	(483)		(419)	(424)
- Amortization of capitalized general borrowing cost of qualifying assets	(1,179)		(932)	(774)
Fair value adjustments arose from acquisition of subsidiaries [member] | International sales [member]
Disclosure of operating segments [line items]
- Additional depreciation of property, plant and equipment	(116)		(137)	(152)
- Additional amortization of prepaid lease payments	(148)		(174)	(194)
- Amortization of capitalized general borrowing cost of qualifying assets	¥ (362)		¥ (388)	¥ (354)